EATON VANCE EQUITY-INCOME TRUST
                               24 Federal Street
                          Boston, Massachusetts 02110




                                                 November 13, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Rule 24f-2 Notice for
         Eaton Vance Equity-Income Trust
         1933 Act File No. 33-16435
         1940 Act File No. 811-5453

         In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Equity Income Trust hereby files its Rule 24f-2 Notice.

         This Rule 24f-2 Notice is being filed for the fiscal period from January 1, 1995 to November 3, 1995, ("Fiscal Period"). It is the intent of the Fund to cease operations effective November 3, 1995, therefore this Notice serves to terminate the Fund's election under Rule 24f-2.

         No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.

         289,902 shares of the Fund, with an aggregate sales price of $2,974,394, were registered during the Fiscal Period, pursuant to Rule 24e-2.

         131,166 shares of the Fund, with an aggregate sales price of $1,400,052, were sold during the Fiscal Period in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this rule 24f-2 Notice, and made part of hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non assessable by the Fund.

         45,757 shares of the Fund, with an aggregate sales price of $490,404, were issued during the Fiscal Period in connection with the Fund's dividend reinvestment plan.

         For the Fiscal Period, the Fund sold an aggregate of 176,923 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $1,890,456.

         In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Period were less than were deducted from registrants definitvely registered shares.

Rule 24f-2 Notice for                                           Page 2
Eaton Vance Equity Income Trust
1933 Act No.  33-16435
1940 Act No.  811-5453


Aggregate Sale Price for Shares                               $ 1,400,052
Sold During Fiscal Period Pursuant
to Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Period In Connection
with Dividend Reinvestment Plans.                                 490,404
                                                              -----------
Aggregate Price of Shares Sold                                $ 1,890,456

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period.                                           $ 9,516,225

and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940.                          $        00
                                                              -----------

Equals                                                        $(7,625,769)

         Any questions regarding this matter should be addresed by Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.

                                                 Sincerely,

                                                 Eaton Vance Management

                                                 /s/ William J. Austin Jr
                                                 ---------------------------
                                                 William J. Austin Jr
                                                 Assistant Treasurer


Enclosures (Opinion of Counsel)

                        EATON VANCE EQUITY-INCOME TRUST
                               24 Federal Street
                          Boston, Massachusetts 02110




                               OPINION OF COUNSEL



                                            November 13, 1995


Eaton Vance Management
24 Federal Street
Boston, MA 02110


RE:      Rule 24f-2 Notice for
         Eaton Vance Equity Income Trust
         1933 Act File No. 33-16435
         1940 Act File No. 811-5453


Gentlemen:

         In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 176,923 shares of the Fund sold in reliance upon said Rule 24f-2 during the Fiscal Period from January 1, 1995 to November 3, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                            Sincerely,

                                            Eaton Vance Management


                                            /s/H. Day Brigham, Jr.
                                            --------------------------
                                            H. Day Brigham, Jr.
                                            Vice President and
                                            Chairman of the Executive Committee
                                            Member of Massachusetts and
                                            New York Bars